Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues
Revenues	$ 84,922	$ 70,352	$ 170,381	$ 157,440
Long-term time charters
Revenues
Revenues	43,498	42,881	$ 88,850	92,915
Long-term time charters | Minimum
Revenues
Initial duration of charter party agreement			5 years
Spot time charters
Revenues
Revenues	$ 41,424	$ 27,471	$ 81,531	$ 64,525
Spot time charters | Maximum
Revenues
Initial duration of charter party agreement			5 years